Selling, General and Administration Expenses - Components of Selling, General and Administrative Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of selling general and administrative expenses [line items]
Retirement benefit costs	¥ 869,640	¥ 831,273	¥ 753,712
Research and development costs	72,043	74,071	70,100
Depreciation and amortization	408,616	366,565	330,912
Total	568,409	533,787	466,351
Selling general and administrative expenses [member]
Disclosure of selling general and administrative expenses [line items]
Transportation and storage	161,091	141,873	112,637
Salaries and bonuses	141,390	137,687	122,184
Retirement benefit costs	8,713	7,336	5,897
Research and development costs	58,621	61,019	54,912
Depreciation and amortization	8,693	10,064	7,138
Other	189,901	175,804	163,584
Total	¥ 568,409	¥ 533,787	¥ 466,351